COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Rent expenses	$ 3,649	$ 2,653	$ 2,309
Pledged bank deposit for office lease agreement and hedging transaction	1,236
Bank guarantee, office lease agreement	1,045
Lease of Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Rent expenses	$ 511	$ 435	$ 369